Consolidated Schedule of Investments
July 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–45.06%
U.S. Treasury Bills–17.90%(a)
U.S. Treasury Bills	2.53%	11/07/2019	$ 3,335	$ 3,316,539
U.S. Treasury Bills	2.21%	12/05/2019	3,460	3,435,504
				6,752,043
U.S. Treasury Notes–27.16%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate)	2.08%	01/31/2020	3,400	3,397,905
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)	2.11%	04/30/2020	4,540	4,536,478
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	2.13%	07/31/2020	2,310	2,308,022
				10,242,405
Total U.S. Treasury Securities (Cost $16,996,652)				16,994,448
			Shares
Money Market Funds–47.01%
Invesco Government & Agency Portfolio, Institutional Class, 2.23%(c)			8,031,543	8,031,544
Invesco Liquid Assets Portfolio, Institutional Class, 2.32%(c)			2,747,390	2,748,489
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 2.36%(c)			2,550,111	2,550,111
Invesco Treasury Portfolio, Institutional Class, 2.15%(c)			4,396,050	4,396,050
Total Money Market Funds (Cost $17,725,318)				17,726,194
TOTAL INVESTMENTS IN SECURITIES–92.07% (Cost $34,721,970)				34,720,642
OTHER ASSETS LESS LIABILITIES–7.93%				2,991,144
NET ASSETS–100.00%				$37,711,786
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2019.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	17	September-2019	$1,097,350	$(7,577)	$(7,577)
Gasoline Reformulated Blendstock Oxygenate Blending	18	August-2019	1,408,277	55,311	55,311
New York Harbor Ultra-Low Sulfur Diesel	5	December-2019	415,632	(2,158)	(2,158)
WTI Crude	11	January-2020	638,880	(6,123)	(6,123)
Subtotal				39,453	39,453
Equity Risk
E-Mini Russell 2000 Index	43	September-2019	3,389,905	71,264	71,264
E-Mini S&P 500 Index	27	September-2019	4,026,105	92,542	92,542
EURO STOXX 50 Index	116	September-2019	4,445,625	82,556	82,556
FTSE 100 Index	57	September-2019	5,223,434	134,732	134,732
Hang Seng Index	19	August-2019	3,368,504	(72,556)	(72,556)
Tokyo Stock Price Index	40	September-2019	5,757,882	65,409	65,409
Subtotal				373,947	373,947
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Open Futures Contracts(a)—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Australia 10 Year Bonds	147	September-2019	$14,598,552	$285,754	$285,754
Canada 10 Year Bonds	123	September-2019	13,262,714	85,123	85,123
Long Gilt	24	September-2019	3,876,829	105,928	105,928
U.S. Treasury Long Bonds	38	September-2019	5,912,562	184,735	184,735
Subtotal				661,540	661,540
Total Futures Contracts				$1,074,940	$1,074,940

(a)	Futures contracts collateralized by $2,460,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Silver Index	0.11%	Monthly	12,580	February—2020	$1,030,896	$—	$85,693	$85,693
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	920	February—2020	616,078	—	0	0
JPMorgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	1,710	April—2020	421,800	—	11,014	11,014
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	1,290	June—2020	224,354	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	4,500	November—2019	179,834	—	0	0
Subtotal — Appreciation								—	96,707	96,707
Equity Risk
Goldman Sachs International	Receive	Hang Seng Index Futures	—	Monthly	1	August—2019	179,535	—	(2,111)	(2,111)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.33	Monthly	4,000	October—2019	1,914,473	—	(18,147)	(18,147)
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1737 Excess Return Index	0.45	Monthly	11,670	February—2020	2,668,488	—	(70,480)	(70,480)
Goldman Sachs International	Receive	Goldman Sachs Commodity Strategy 1103	0.40	Monthly	24,950	February—2020	1,784,396	—	(45,705)	(45,705)
JPMorgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	20,550	October—2019	2,283,510	—	(3,009)	(3,009)
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.38	Monthly	5,170	October—2019	463,507	—	(11,874)	(11,874)
Subtotal								—	(149,215)	(149,215)
Subtotal — Depreciation								—	(151,326)	(151,326)
Total — Total Return Swap Agreements								$—	$(54,619)	$(54,619)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $783,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Monthly Rebalance Commodity Excess Return Index
	Long Futures Contracts
	Coffee ’C’	4.46%
	Corn	4.59
	Cotton No. 2	19.85
	Lean Hogs	0.63
	Live Cattle	3.22
	Soybean Meal	19.16
	Soybean Oil	4.73
	Soybeans	18.83
	Sugar No. 11	19.54
	Wheat	4.99
	Total	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Barclays Commodity Strategy 1737 Excess Return Index
	Long Futures Contracts
	Coffee ’C’	4.46%
	Corn	4.59
	Cotton No. 2	19.85
	Lean Hogs	0.63
	Live Cattle	3.22
	Soybean Meal	19.16
	Soybean Oil	4.73
	Soybeans	18.83
	Sugar No. 11	19.54
	Wheat	4.99
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Commodity Strategy 1103
	Long Futures Contracts
	Coffee ’C’	4.46%
	Corn	4.59
	Cotton No. 2	19.85
	Lean Hogs	0.63
	Live Cattle	3.22
	Soybean Meal	19.16
	Soybean Oil	4.73
	Soybeans	18.83
	Sugar No. 11	19.54
	Wheat	4.99
	Total	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
S&P GSCI Aluminum Dynamic Roll Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Aggressive Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$16,994,448	$—	$16,994,448
Money Market Funds	17,726,194	—	—	17,726,194
Total Investments in Securities	17,726,194	16,994,448	—	34,720,642
Other Investments - Assets*
Futures Contracts	1,163,354	—	—	1,163,354
Swap Agreements	—	96,707	—	96,707
	1,163,354	96,707	—	1,260,061
Other Investments - Liabilities*
Futures Contracts	(88,414)	—	—	(88,414)
Swap Agreements	—	(151,326)	—	(151,326)
	(88,414)	(151,326)	—	(239,740)
Total Other Investments	1,074,940	(54,619)	—	1,020,321
Total Investments	$18,801,134	$16,939,829	$—	$35,740,963

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Aggressive Allocation Fund